UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [    ];     Amendment Number:
This Amendment (Check only one):     [    ] is a restatement.
                                     [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Veritas Asset Management (UK) Ltd.
Address:   Elizabeth House, 6th Floor, 39 York Road
           London, United Kingdom SE1 7NQ

Form 13F File Number:     28-14794


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Grant
Title:    Chief Operating Officer
Phone:    +44 207 961 1600

Signature, Place, and Date of Signing:


/s/ Richard Grant    London, England        November 7, 2012
-----------------    ------------------     -----------------
[Signature]          [City, State]          [Date]

Report Type     (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     nil

Form 13F Information Table Entry Total:                 23

Form 13F Information Table Value Total:          $2,736,617
                                                (thousands)

                       Veritas Asset Management (UK) Ltd.

                           Form 13F Information Table
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
FORM 13 F
SEPTEMBER 30, 2012

COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4    COLUMN 5            COLUMN 6    COLUMN 7  COLUMN 8

                                                           VALUE    SHS OR PRN          INVESTMENT  OTHER     VOTING
NAME OF ISSUER               TITLE OF CLASS  CUSIP        (X$1000)  AMT         SH/PRN  DISCRETION  MANAGERS  SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC             COM             02209S103        902        27000  SH      SOLE        NONE         27000
BERKSHIRE HATHAWAY INC DEL   CLASS B NEW     084670702      1,376        15600  SH      SOLE        NONE         15600
BP PLC                       SPON ADR        055622104    109,597      2587273  SH      SOLE        NONE       2587273
BROOKFIELD ASSET MGMT LTD    CL A LTD VT SH  112585104        483        14000  SH      SOLE        NONE         14000
CARNIVAL CORP                PAIRED CTF      143658300        284         7800  SH      SOLE        NONE          7800
CHINA LIFE INSURANCE CO LTD  SPON ADR REP H  16939P106      4,337       100000  SH      SOLE        NONE        100000
CITIGROUP INC                COM NEW         172967424    202,919      6201685  SH      SOLE        NONE       6201685
CVS CAREMARK CORPORATION     COM             126650100    217,456      4491036  SH      SOLE        NONE       4491036
GOOGLE INC                   CL A            38259P508    319,150       422995  SH      SOLE        NONE        422995
LAB CORP AMER HLDGS          COM NEW         50540R409        333         3600  SH      SOLE        NONE          3600
LEUCADIA NATL CORP           COM             527288104        842        37000  SH      SOLE        NONE         37000
LOCKHEED MARTIN CORP         COM             539830109    365,135      3910202  SH      SOLE        NONE       3910202
MARSH & MCLENNAN COS INC     COM             571748102    154,594      4556264  SH      SOLE        NONE       4556264
MICROSOFT CORP               COM             594918104    305,345     10260250  SH      SOLE        NONE      10260250
NORTHERN TRUST CORP          COM             665859104    209,933      4522954  SH      SOLE        NONE       4522954
PHILIP MORRIS INTL INC       COM             718172109      1,949        21675  SH      SOLE        NONE         21675
PRAXAIR INC                  COM             74005P104      1,267        12200  SH      SOLE        NONE         12200
SCHLUMBERGER LTD             COM             806857108     22,278       308000  SH      SOLE        NONE        308000
UNITED HEALTH GROUP INC      COM             91324P102    226,045      4079500  SH      SOLE        NONE       4079500
UNITED PARCEL SERVICE INC    CL B            911312106        322         4500  SH      SOLE        NONE          4500
VARIAN MED SYS INC           COM             92220P105    219,187      3633731  SH      SOLE        NONE       3633731
VCA ANTECH INC               COM             918194101    178,814      9067634  SH      SOLE        NONE       9067634
WATERS CORP                  COM             941848103    194,071      2328940  SH      SOLE        NONE       2328940

                                                        2,736,617
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